Total
Class P2 Prospectus | PACE Large Co Growth Equity Investments
PACE Large Co Growth Equity Investments
Investment objective
Capital appreciation.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) Inc., the fund's manager and administrator ("UBS AM"), exercises investment discretion and for which clients pay UBS AM a fee, or the clients pay an affiliate of UBS AM a fee and UBS AM receives compensation, to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such clients pay an advisory fee, and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Class P2 Prospectus PACE Large Co Growth Equity Investments Class P2
Maximum front-end sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class P2 Prospectus PACE Large Co Growth Equity Investments Class P2
Management fees	0.68%
Distribution and/or service (12b-1) fees	none
Other expenses (includes administration fee of 0.10%)	0.24%	[1]
Total annual fund operating expenses	0.92%
Management fee waiver/expense reimbursements	0.54%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	0.38%	[1]
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through June 11, 2022 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after pay-ment by UBS AM of any sub-advisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example		1 year	3 years	5 years	10 years
Class P2 Prospectus | PACE Large Co Growth Equity Investments | Class P2 | USD ($)	[1]	39	239	456	1,082
[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal strategies

Principal investments

The fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies, which may be represented by derivatives including swap agreements or futures contracts and investments in securities of other investment companies that invest primarily in equity securities of large capitalization companies. Large capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Growth Index at the time of purchase. Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as technology. The fund may also invest, to a lesser extent, in other securities such as securities convertible into stocks, fixed income securities, initial public offerings ("IPOs") and stocks of companies with smaller total market capitalizations (i.e., capitalizations below the lower end of the market capitalization range of the companies in the Russell 1000® Growth Index at the time of purchase). The fund may invest up to 20% of its total assets in non-US securities, which may trade either within or outside the US. Non-US securities that trade within the US may include American Depositary Receipts and stocks of non-US issuers listed on US exchanges.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s). The relative value of each subadvisor's share of the fund's assets may change over time.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The main strategies of the subadvisors include:

•  A strategy in which the subadvisor seeks to identify companies with secular business models and opportunities to generate consistent, long-term growth of intrinsic business value.

•  A strategy in which the subadvisor seeks to identify companies with sustainable competitive advantages and ample opportunities to grow and reinvest capital at high rates of return.

•  A strategy in which the subadvisor employs a concentrated, fundamentally driven sustainable growth strategy.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Sector risk: Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives and other types of transactions used for investment (non-hedging) purposes (as applicable), may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

Derivatives risk: The value of derivatives—so called because their value derives from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the fund to lose more than the amount it invested in the derivative. When using derivatives for hedging purposes, the fund's overall returns may be reduced if the hedged investment experiences a favorable price movement. In addition, if the fund has insufficient cash to meet daily variation margin or payment requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. The risks of investing in derivative instruments also include market, leverage, and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other derivatives may be subject to liquidity risk, counterparty risk, credit risk and mispricing or valuation complexity. Derivatives also involve the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the fund's ability to invest in derivatives, limit the fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the fund's performance.

Swap agreement risk: The fund may enter into various types of swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a swap's market value will vary with changes in that reference asset. In addition, the fund may experience delays in payment or loss of income if the counterparty fails to perform under the contract. Central clearing, required margin for uncleared swaps and other requirements are expected to decrease counterparty risk and increase liquidity compared to over-the-counter swaps. However, these requirements do not eliminate counterparty risk or illiquidity risk entirely.

Investment company risk: Investments in open- or closed-end investment companies, including exchange-traded funds, involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Liquidity risk. Certain of the fund's investments may present liquidity risk. Liquidity risk involves the risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

Initial public offerings risk: The purchase of shares issued in IPOs may expose the fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, and share prices of newly-public companies may fluctuate significantly over a short period of time.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the fund's yield (and total return) also may be low or the fund may be unable to maintain positive returns and may experience increased volatility of its net asset value per share.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by UBS AM and/or a subadvisor may not produce the desired results.

Multi-manager risk: The investment styles and strategies of the fund's subadvisors may not complement each other as expected by the fund's manager. The same security may be held by different subadvisors, or may be acquired by one subadvisor while another subadvisor of the fund decides to sell the same security. Subadvisors may have different views on the market causing them to make different investment decisions. For example, a subadvisor may determine that it is appropriate to take a temporary defensive position in short-term cash instruments at a time when another subadvisor deems it appropriate to maintain or increase market exposure. Because each subadvisor independently places trades for the fund, the fund may incur higher brokerage costs than would be the case if the fund only had one subadvisor. In addition, UBS AM may be subject to potential conflicts of interests in allocating fund assets because it pays different fees to the subadvisors which could impact its revenues.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. Jackson Square Partners, LLC ("JSP") assumed responsibility for managing a separate portion of the fund's assets on May 1, 2014. The JSP portfolio management team (as employees of a different subadvisor) assumed responsibility for managing a separate portion of the fund's assets on December 5, 2007. Mar Vista Investment Partners, LLC ("Mar Vista") assumed responsibility for managing a separate portion of the fund's assets on January 20, 2015. The Mar Vista investment team (as part of a shared services arrangement with a different subadvisor) assumed responsibility for managing a separate portion of the fund's assets on May 25, 2010. J.P. Morgan Investment Management, Inc. ("J.P. Morgan") assumed day-to-day management of a separate portion of the fund's assets on October 5, 2012. Updated performance for the fund is available at www.ubs.com/us-mutualfundperformance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrange-

ments, such as 401(k) plans or individual retirement accounts.

PACE Large Co Growth Equity InvestmentsAnnual Total Returns of Class P Shares

Total return January 1 - March 31, 2021: 0.70% Best quarter during calendar years shown—2Q 2020: 28.85% Worst quarter during calendar years shown—4Q 2018: (15.37)%
Average annual total returns (for the periods ended December 31, 2020)
Average Annual Returns - Class P2 Prospectus - PACE Large Co Growth Equity Investments		Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class P		39.44%	[1]	18.49%	[1]	15.41%	[1]	Aug. 24, 1995
After Taxes on Distributions | Class P	[1]	34.02%		14.98%		12.71%
After Taxes on Distributions and Sale of Fund Shares | Class P	[1]	26.77%		14.12%		12.11%
Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	[1]	38.49%		21.00%		17.21%
[1]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.